Risk Management Activities - Credit Risk - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Risk Management [line items]
Cash and cash equivalents	$ 860.2	$ 648.7	$ 769.4	$ 524.7
Environmental trust funds	$ 125.2	$ 109.6	$ 98.8
Peru
Disclosure of Financial Risk Management [line items]
Percentage of cash receipts on revenue recognition	90.00%
Percentage of cash receipts at the end of quotation period	10.00%
Counter party exposure
Disclosure of Financial Risk Management [line items]
Percentage of maximum investment in financial institutions' equity	2.50%